Intangible Assets	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

Note 10: Intangible Assets

Table 10.1 presents the gross carrying value of intangible assets and accumulated amortization.

Table 10.1: Intangible Assets

	December 31, 2015			December 31, 2014
(in millions)	Gross carrying value	Accumulated amortization	Net carrying value	Gross carrying value	Accumulated amortization	Net carrying value
Amortized intangible assets (1):
MSRs (2)	$3,228	(1,920)	1,308	2,906	(1,664)	1,242
Core deposit intangibles	12,834	(10,295)	2,539	12,834	(9,273)	3,561
Customer relationship and other intangibles	3,163	(2,549)	614	3,179	(2,322)	857
Total amortized intangible assets	$19,225	(14,764)	4,461	18,919	(13,259)	5,660
Unamortized intangible assets:
MSRs (carried at fair value) (2)	$12,415			12,738
Goodwill	25,529			25,705
Trademark	14			14

(1)	Excludes fully amortized intangible assets.

(2)	See Note 9 (Mortgage Banking Activities) for additional information on MSRs.

Table 10.2 provides the current year and estimated future amortization expense for amortized intangible assets. We based our projections of amortization expense shown below on existing asset balances at December 31, 2015. Future amortization expense may vary from these projections.

Table 10.2: Amortization Expense for Intangible Assets

(in millions)	Amortized MSRs	Core deposit intangibles	Customer relationship and other intangibles	Total
Year ended December 31, 2015 (actual)	$258	1,022	227	1,507
Estimate for year ended December 31,
2016	$259	919	208	1,386
2017	206	851	193	1,250
2018	170	769	185	1,124
2019	148	—	10	158
2020	135	—	6	141

For our goodwill impairment analysis, we allocate all of the goodwill to the individual operating segments. We identify reporting units that are one level below an operating segment (referred to as a component), and distinguish these reporting units based on how the segments and components are managed, taking into consideration the economic characteristics, nature of the products and customers of the components. At the time we acquire a business, we allocate goodwill to applicable reporting units based on their relative fair value, and if we have a significant business reorganization, we may reallocate the goodwill. See Note 24 (Operating Segments) for further information on management reporting.
Table 10.3 shows the allocation of goodwill to our reportable operating segments for purposes of goodwill impairment testing.

Table 10.3: Goodwill

(in millions)	Community Banking	Wholesale Banking	Wealth and Investment Management	Consolidated Company
December 31, 2013 (1)	$16,878	7,557	1,202	25,637
Reduction in goodwill related to divested businesses and other	(8)	(11)	—	(19)
Goodwill from business combinations	—	87	—	87
December 31, 2014	$16,870	7,633	1,202	25,705
Reduction in goodwill related to divested businesses and other	(21)	(158)	—	(179)
Goodwill from business combinations	—	—	3	3
December 31, 2015	$16,849	7,475	1,205	25,529

(1)	December 31, 2013 has been revised to reflect realignment of our operating segments. See Note 24 (Operating Segments) for additional information.